Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

DailyPay, LLC (the “Sponsor”) DailyPay Depositor 2025-1, LLC (the “Depositor”) 55 Water Street, Floor 42 New York, New York 10041	3 March 2025

Re:	DailyPay Securitization Trust 2025-1 (the “Issuer”)

Class A Notes, Class B Notes, Class C Notes and Class D Notes (collectively, the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Sponsor, Depositor, Barclays Capital Inc., Citigroup Global Markets Inc. and Morgan Stanley & Co. LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a revolving pool of account receivables (the “Receivables”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files (collectively, the “November Daily Data Files”):
i.	Labeled “2024_11_01_mapped.csv,”
ii.	Labeled “2024_11_02_mapped.csv,”
iii.	Labeled “2024_11_03_mapped.csv,”
iv.	Labeled “2024_11_04_mapped.csv,”
v.	Labeled “2024_11_05_mapped.csv,“
vi.	Labeled “2024_11_06_mapped.csv,”
vii.	Labeled “2024_11_07_mapped.csv,”
viii.	Labeled “2024_11_08_mapped.csv,“
ix.	Labeled “2024_11_09_mapped.csv,”
x.	Labeled “2024_11_10_mapped.csv,”
xi.	Labeled “2024_11_11_mapped.csv,”
xii.	Labeled “2024_11_12_mapped.csv,”
xiii.	Labeled “2024_11_13_mapped.csv,”
xiv.	Labeled “2024_11_14_mapped.csv,”
xv.	Labeled “2024_11_15_mapped.csv,“
xvi.	Labeled “2024_11_16_mapped.csv,”
xvii.	Labeled “2024_11_17_mapped.csv,”
xviii.	Labeled “2024_11_18_mapped.csv,“
xix.	Labeled “2024_11_19_mapped.csv,”
xx.	Labeled “2024_11_20_mapped.csv,”
xxi.	Labeled “2024_11_21_mapped.csv,”
xxii.	Labeled “2024_11_22_mapped.csv,”
xxiii.	Labeled “2024_11_23_mapped.csv,”
xxiv.	Labeled “2024_11_24_mapped.csv,”
xxv.	Labeled “2024_11_25_mapped.csv,“
xxvi.	Labeled “2024_11_26_mapped.csv,”
xxvii.	Labeled “2024_11_27_mapped.csv,”
xxviii.	Labeled “2024_11_28_mapped.csv,“
xxix.	Labeled “2024_11_29_mapped.csv” and
xxx.	Labeled “2024_11_30_mapped.csv,”

and the corresponding record layout and decode information, as applicable, that the Sponsor, on behalf of the Depositor, indicated contain information as of each day from and including 1 November 2024 through and including 30 November 2024, respectively (each day, a “November Daily Cutoff Date”), relating to certain account receivables (the “November Daily Receivables”) that were outstanding as of each respective November Daily Cutoff Date,

b.	Electronic data files (collectively, the “January Daily Data Files,” together with the November Daily Data Files, the “Daily Data Files”):

i.	Labeled “2025_01_01_mapped.csv,”
ii.	Labeled “2025_01_02_mapped.csv,”
iii.	Labeled “2025_01_03_mapped.csv,”
iv.	Labeled “2025_01_04_mapped.csv,”
v.	Labeled “2025_01_05_mapped.csv,”
vi.	Labeled “2025_01_06_mapped.csv,”
vii.	Labeled “2025_01_07_mapped.csv,”
viii.	Labeled “2025_01_08_mapped.csv,”
ix.	Labeled “2025_01_09_mapped.csv,”
x.	Labeled “2025_01_10_mapped.csv,”
xi.	Labeled “2025_01_11_mapped.csv,”
xii.	Labeled “2025_01_12_mapped.csv,”
xiii.	Labeled “2025_01_13_mapped.csv,”
xiv.	Labeled “2025_01_14_mapped.csv,”
xv.	Labeled “2025_01_15_mapped.csv,”
xvi.	Labeled “2025_01_16_mapped.csv,”
xvii.	Labeled “2025_01_17_mapped.csv,”
xviii.	Labeled “2025_01_18_mapped.csv,”
xix.	Labeled “2025_01_19_mapped.csv,”
xx.	Labeled “2025_01_20_mapped.csv,”
xxi.	Labeled “2025_01_21_mapped.csv,”
xxii.	Labeled “2025_01_22_mapped.csv,”
xxiii.	Labeled “2025_01_23_mapped.csv,”
xxiv.	Labeled “2025_01_24_mapped.csv,”
xxv.	Labeled “2025_01_25_mapped.csv,”
xxvi.	Labeled “2025_01_26_mapped.csv,”
xxvii.	Labeled “2025_01_27_mapped.csv,”
xxviii.	Labeled “2025_01_28_mapped.csv,”
xxix.	Labeled “2025_01_29_mapped.csv,”
xxx.	Labeled “2025_01_30_mapped.csv” and
xxxi.	Labeled “2025_01_31_mapped.csv,”

and the corresponding record layout and decode information, as applicable, that the Sponsor, on behalf of the Depositor, indicated contain information as of each day from and including 1 January 2025 through and including 31 January 2025, respectively (each day, a “January Daily Cutoff Date,” together with the November Daily Cutoff Dates, the “Daily Cutoff Dates”), relating to certain account receivables (the “January Daily Receivables,” together with the November Daily Receivables, the “Daily Receivables”) that were outstanding as of each respective January Daily Cutoff Date,

c.

Imaged copies of certain printed screen shots and payment histories from the Sponsor’s servicing systems (the “User System Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A),

d.

Imaged copies of certain printed screen shots and schedules from the Sponsor’s servicing systems (the “Obligor System Screen Shots”) that the Sponsor, on behalf of the Depositor, indicated relate to each obligor corresponding to the Sample Receivables,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “Credit Rating Mapping File,” collectively with the User System Screen Shots and Obligor System Screen Shots, the “Sources”), that the Sponsor, on behalf of the Depositor, indicated contains obligor credit rating information relating to each obligor corresponding to the Sample Receivables,

f.	The list of relevant characteristics (the “Sample Characteristics”) on the Daily Data Files, which is shown on Exhibit 1 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Daily Data Files is the “Subject Matter” as of the date of this report.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, indicated that the Daily Receivables are expected to be representative of the Receivables.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Daily Data Files, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Daily Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 March 2025

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample:

a.

Of 140 November Daily Receivables consisting of 14 account receivables from each November Daily Data File that had a November Daily Cutoff Date as of 1 November 2024 through and including 10 November 2024 and

b.

Of 260 November Daily Receivables consisting of 13 account receivables from each November Daily Data File that had a November Daily Cutoff Date as of 11 November 2024 through and including 30 November 2024

(the “November Sample Receivables”) each with a net earned pay receivable (the “Net EPR”) value, as calculated in the succeeding paragraph(s) of this note, greater than $5.00. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of November Sample Receivables or the methodology they instructed us to use to select the November Sample Receivables from the November Daily Data Files.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to calculate the Net EPR value for each November Daily Receivable by subtracting the:

i.	FEES from

ii.	EARNED_PAY_REC,

both as shown on the respective November Daily Data File.

For the purpose of the procedures described in this report, the 400 November Sample Receivables are referred to as Sample Receivable Numbers 1 through 400.

2.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample:

a.	Of 28 January Daily Receivables consisting of 4 account receivables from each January Daily Data File that had a January Daily Cutoff Date as of 1 January 2025 through and including 7 January 2025 and

b.	Of 72 January Daily Receivables consisting of 3 account receivables from each January Daily Data File that had a January Daily Cutoff Date as of 8 January 2025 through and including 31 January 2025

(the “January Sample Receivables,” together with the November Sample Receivables, the “Sample Receivables”) each with a:

i.	Net EPR value, as calculated in the succeeding paragraph(s) of this note, greater than $5.00,

ii.	PROVIDER_GROUP_NAME value, as shown on the respective January Daily Data File, other than “Uber” or “39936,” as applicable,

iii.	REMAINING_TERM_CAL value, as shown on the respective January Daily Data File, greater than or equal to -5 or

iv.	LOCATION_STATE value, as shown on the respective January Daily Data File, other than “NY.”

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of January Sample Receivables or the methodology they instructed us to use to select the January Sample Receivables from the January Daily Data Files.

Attachment A Page 2 of 2

2.	(continued)

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to calculate the Net EPR value for each January Daily Receivable by subtracting the:

i.	FEES from

ii.	EARNED_PAY_REC,

both as shown on the respective January Daily Data File.

For the purpose of the procedures described in this report, the 100 January Sample Receivables are referred to as Sample Receivable Numbers 401 through 500.

3.	For each Sample Receivable, as applicable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the respective Daily Data Files, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.

Observed that the Obligor System Screen Shots contained a checked box in the “government entity” section for each Sample Receivable with a government obligor (“Government”) value of “1,” as shown on the respective Daily Data File. We performed no procedures to determine the validity of any information in the “government entity” section of the Obligor System Screen Shots.

c.

Observed that the Obligor System Screen Shots contained a checked box in the “low touch” section for each Sample Receivable with a low touch process partner (“Low-Touch”) value of “1,” as shown on the respective Daily Data File. We performed no procedures to determine the validity of any information in the “low touch” section of the Obligor System Screen Shots.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Daily Data Files Field Name	Source(s)	Note(s)
Customer User ID	CUSTOMER_USER_ID	User System Screen Shots	i.

Obligor	PROVIDER_GROUP_NAME	User System Screen Shots	ii., iii.

State	LOCATION_STATE	User System Screen Shots	ii., iii., iv.

Payday	PAY_DAY	User System Screen Shots	v.

Earned pay receivable	EARNED_PAY_REC	User System Screen Shots and recalculation	vi., vii.

Fees	FEES	User System Screen Shots and recalculation	vii., viii

Remaining term (calendar days)	REMAINING_TERM_CAL	User System Screen Shots and recalculation	ix.

Industry	INDUSTRY	Obligor System Screen Shots	ii.

Year of onboarding of obligor	Fully Onboarded Year	Obligor System Screen Shots	iv.

Obligor credit rating	Credit Rating	Obligor System Screen Shots and Credit Rating Mapping File	iv., x.

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or spelling errors (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

iii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the value on the respective Daily Data File agreed with the corresponding information in at least one section of the indicated Source (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between the information in the Source for the indicated Sample Characteristics.

iv.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for any Sample Receivable with a value of <blank>, “0” or “-,” as shown on the respective Daily Data File (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the payday Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with the payday value of 27 November 2024 or 29 November 2024, as shown on the respective Daily Data File, if the corresponding payday value, as shown in the User System Screen Shots, was 29 November 2024 or 27 November 2024, respectively.

vi.

For the purpose of comparing the earned pay receivable Sample Characteristic for each Sample Receivable (except for Sample Receivable Numbers 90), the Sponsor, on behalf of the Depositor, instructed us to recalculate the earned pay receivable as the sum of each earned pay receivable and fee that was transferred to the user, all as shown in the “advances” section of the User System Screen Shots, that is on or prior to the respective Daily Cutoff Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to:

i.

Exclude any earned pay receivable or fee, as applicable, that had a type value, as shown in the “advances” section of the User System Screen Shots, of “remainder” or “balance transfer,” as applicable, and

ii.	Use the absolute value of any fee, as shown in the “advances” section of the User System Screen Shots.

For the purpose of comparing the earned pay receivable Sample Characteristic for Sample Receivable Numbers 90, the Sponsor, on behalf of the Depositor, instructed us to use the absolute value of the earned pay receivable, as shown in the “settlements” section of the User System Screen Shots.

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $0.001 or less.

Exhibit 1 to Attachment A

Notes: (continued)

viii.

For the purpose of comparing the fees Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the fees as the sum of each fee, all as shown in the “advances” section of the User System Screen Shots, that is on or prior to the respective Daily Cutoff Date, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us that for each fee value with an <asterisk>, as shown in the User System Screen Shots, to prorate the corresponding fee value, as shown in the User System Screen Shots, by multiplying by the quotient of:

a.	The difference between

i.	The “Initial” value and

ii.	The “Reserved” value,

both as shown in the User System Screen Shots, for the period ending, as shown in the User System Screen Shots, that is immediately prior to the corresponding payday, as shown on the respective Daily Data File, for such Sample Receivable, and

b.	The difference between the result obtained by adding:

i.	Each “Initial” value and

ii.	Each “Reserved” value,

all as shown in the User System Screen Shots, for each period ending, all as shown in the User System Screen Shots, for such Sample Receivable.

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to:

i.	Exclude any fee that had a type value, as shown in the “advances” section of the User System Screen Shots, of “remainder” or “balance transfer,” as applicable, and

ii.	Use the absolute value of any fee, as shown in the “advances” section of the User System Screen Shots.

ix.

For the purpose of comparing the remaining term (calendar days) Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term (calendar days) by calculating the number of days between the respective Daily Cutoff Date and payday, both as shown in the User System Screen Shots (and in accordance with any other applicable note(s)).

x.

For the purpose of comparing the obligor credit rating Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement in accordance with the decode information shown on the Credit Rating Mapping File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Daily Data File Value	Source Value
489	Earned pay receivable	$120.50	$90.50
	Fees	$11.96	$8.97
	Remaining term (calendar days)	9	10
490	Earned pay receivable	$701.96	$548.93
	Fees	$17.45	$13.96
	Remaining term (calendar days)	13	14
491	Earned pay receivable	$742.54	$654.20
	Fees	$9.52	$6.03
	Remaining term (calendar days)	16	17